GOLDMAN SACHS TRUST II

Strategic Multi-Asset Class Funds

Goldman Sachs Multi-Manager Global Equity Fund

(the “Fund”)

Supplement dated March 21, 2022 to the

Prospectus and Statement of Additional Information (“SAI”),

each dated February 28, 2022

Effective immediately, DWS Investment Management Americas, Inc. (“DIMA”) will no longer be an Underlying Manager (investment subadviser) for the Fund. Accordingly, all references to DIMA as an Underlying Manager in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

GSEQXTBDTK 02-22